PROVISIONS	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
PROVISIONS

NOTE 20

PROVISIONS

a)	As of December 31, 2017 and 2016, the composition is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Provisions for personnel salaries and expenses	97,576	72,592
Provisions for mandatory dividends	168,840	142,815
Provisions for contingent loan risk	10,079	11,399
Provisions for contingencies associated with administrative claims and leasing contracts	27,303	65,404
Total	303,798	292,210

b)	Below is the activity regarding provisions during the years ended December 31, 2017 and 2016.

	Personnel salaries and expenses	Mandatory Dividend	Contingent loan	Contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MM$

Balances as of January 1, 2017	72,592	142,815	11,399	65,404	292,210
Provisions established	106,687	168,840	7,341	8,645	291,513
Application of provisions	(81,703)	(142,815)	-	(389)	(224,907)
Provisions released	-	-	(8,661)	(46,357)	(55,018)
Reclassifications	-	-	-	-	-
Other	-	-	-	-	-

Balances as of December 31, 2017	97,576	168,840	10,079	27,303	303,798

Balances as of January 1, 2016	64,861	134,539	10,750	64,848	274,998
Provisions established	80,298	142,815	9,789	85,492	318,394
Application of provisions	(72,567)	(134,539)	-	(135)	(207,241)
Provisions released	-	-	(9,140)	(84,801)	(93,941)
Reclassifications	-	-	-	-	-
Other	-	-	-	-	-

Balances as of December 31, 2016	72,592	142,815	11,399	65,404	292,210

c)	Provisions for personnel salaries and expenses:

	As of December 31,
	2017	2016
	MCh$	MCh$

Provision for seniority compensation	17,874	10,376
Provision for stock-based personnel benefits	-	-
Provision for performance bonds	53,947	38,510
Provision for vacations	23,039	21,800
Provision for other personnel benefits	2,716	1,906
Total	97,576	72,592